Shareholder Report, Average Annual Return (Details) 195774_Pacer MSCI World Industry Advantage ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer MSCI World Industry Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer MSCI World Industry Advantage ETF NAV
Average Annual Return, Percent	33.38%	20.00%
MSCI World Ricardo Comparative Advantage Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ricardo Comparative Advantage Select Index
Average Annual Return, Percent	34.01%	20.70%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	18.01%